Share based payment - Summary of Expense Recognised For Employee Services Received during the Year (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets [abstract]
Expense arising from equity-settled share-based payment transactions	₨ 189	₨ 206	₨ 316
Expense arising from repurchases vested stock options	31	0	0
Expense arising from cash settled share based payments transactions	102	0	0
Total expense arising from share-based payment transactions	₨ 322	₨ 206	₨ 316